Subsequent Events (Details Narrative) - USD ($)							1 Months Ended	12 Months Ended
	Jul. 11, 2024	Apr. 01, 2024	Mar. 21, 2024	Feb. 29, 2024	Feb. 23, 2024	Jan. 01, 2024	Jan. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Aug. 06, 2024	Jun. 18, 2024	May 16, 2024	Mar. 22, 2024	Jan. 16, 2024	Nov. 08, 2022	Sep. 14, 2022	Sep. 12, 2022	Jul. 27, 2022	Feb. 28, 2022	Sep. 23, 2016	Mar. 29, 2016	Dec. 19, 2014
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues								$ 72,463
Stock Issued							$ 833
Convertible Promissory Note One [Member]
Subsequent Event [Line Items]
Principal amount								55,321.92							$ 25,000	$ 50,000		$ 50,000
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount																	$ 100,000		$ 25,000
Three Promissory Notes [Member]
Subsequent Event [Line Items]
Principal amount								$ 102,996.71												$ 30,000	$ 30,000	$ 40,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount	$ 200,000			$ 25,000						$ 30,000			$ 25,404.88	$ 30,000
Face amount	225,000	$ 1,750,000
Notes Payable				175,000		$ 125,000
Principal			$ 50,000	50,000		50,000
Stock Issued					$ 833
Accounts payable and accrued liabilities				25,404.88
Accrued interest		3,583							$ 125,646
Convertible note		$ 50,000
Maturity date		Mar. 31, 2025
Debt interest rate		10.00%
Shares issued with notes, shares		237,250
Subsequent Event [Member] | Dallas Salazar [Member]
Subsequent Event [Line Items]
Accrued interest	225,000
Paid amount	150,000
Remaining balance	10,755,137
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Face amount												$ 99,181.74
Subsequent Event [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Principal amount		$ 25,000
Stock Issued During Period, Value, New Issues	107,551.37
Accrued interest		$ 2,971
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Other Notes Payable				225,000		$ 175,000
Subsequent Event [Member] | Convertible Promissory Note One [Member]
Subsequent Event [Line Items]
Principal amount			254,713.44	$ 96,653.84									55,321.92
Due in un-reimbursed advances			$ 30,350
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount													138,073.94
Subsequent Event [Member] | Three Promissory Notes [Member]
Subsequent Event [Line Items]
Principal amount													$ 102,996.71
Subsequent Event [Member] | Convertible Promissory Notes [Member] | David E Graber [Member]
Subsequent Event [Line Items]
Principal amount	200,000										$ 80,000
Subsequent Event [Member] | Convertible Promissory Notes [Member] | William Robinson [Member]
Subsequent Event [Line Items]
Principal amount										$ 30,000
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Payments for Legal Settlements	$ 150,000